Columbia Variable Portfolio – Overseas Core Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 94.1%
Issuer	Shares	Value ($)
Australia 4.6%
Northern Star Resources Ltd.	3,925,447	57,063,414
Paladin Energy Ltd.(a)	4,639,521	36,950,673
Santos Ltd.	9,105,414	49,838,895
Whitehaven Coal Ltd.	3,578,573	23,090,527
Total		166,943,509
Austria 0.6%
Kontron AG	904,650	20,188,182
Belgium 0.3%
Galapagos NV, ADR(a)	346,549	10,396,470
Brazil 0.3%
Cosan SA	11,777,657	12,210,010
Canada 5.2%
Celestica, Inc.(a)	62,087	17,488,666
Finning International, Inc.	614,182	38,005,022
Kraken Robotics, Inc.(a)	1,654,716	9,516,015
NexGen Energy Ltd.(a),(b)	2,308,826	26,782,382
Pan American Silver Corp.	520,831	28,452,997
Vermilion Energy, Inc.	1,016,943	14,013,475
Whitecap Resources, Inc.	4,775,134	53,892,318
Total		188,150,875
China 1.7%
Ping An Insurance Group Co. of China Ltd., Class H	8,222,500	63,224,565
Denmark 1.9%
ISS A/S	1,424,847	51,898,329
Novo Nordisk A/S, Class B	524,029	19,176,578
Total		71,074,907
Finland 1.2%
UPM-Kymmene OYJ	1,399,587	43,806,746
France 6.9%
AXA SA	1,480,621	68,036,848
Cie de Saint-Gobain SA	365,226	30,238,681
Eiffage SA	322,980	49,534,673
Exail Technologies SA(a)	145,020	20,084,335
Sanofi SA	534,494	51,615,994
Common Stocks (continued)
Issuer	Shares	Value ($)
TotalEnergies SE	343,529	31,527,077
Total		251,037,608
Germany 2.3%
Duerr AG	491,752	10,936,364
Fresenius Medical Care AG	595,357	26,980,114
KION Group AG	481,980	25,753,196
Siemens AG, Registered Shares	76,957	18,749,349
Total		82,419,023
Greece 2.6%
JUMBO SA	1,407,047	35,746,849
National Bank of Greece SA	3,901,872	60,275,668
Total		96,022,517
Hong Kong 2.4%
BOC Hong Kong Holdings Ltd.	9,555,500	52,717,754
WH Group Ltd.	27,198,250	35,750,385
Total		88,468,139
Ireland 2.0%
AIB Group PLC	4,219,685	45,045,618
Flutter Entertainment PLC(a)	262,301	26,741,587
Total		71,787,205
Israel 1.4%
Check Point Software Technologies Ltd.(a)	359,892	51,410,572
Italy 3.0%
Avio SpA	471,028	18,286,525
BPER Banca SPA	1,517,725	19,890,119
Buzzi SpA	870,612	44,015,537
PRADA SpA	5,991,900	28,561,336
Total		110,753,517
Japan 21.7%
Amano Corp.	646,600	15,545,912
Anycolor, Inc.	770,000	14,327,814
Furuno Electric Co., Ltd.	223,100	8,923,041
Hitachi Ltd.	1,184,300	34,742,022
IHI Corp.	416,900	8,601,901
ITOCHU Corp.	3,485,700	44,339,817
Kakaku.com, Inc.	888,600	11,697,604

Columbia Variable Portfolio – Overseas Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kinden Corp.	703,400	31,644,904
Macnica Holdings, Inc.	2,425,000	36,443,803
MatsukiyoCocokara & Co.	2,769,300	44,077,073
Mitsubishi UFJ Financial Group, Inc.	3,740,900	63,348,157
Niterra Co., Ltd.	791,100	37,301,607
Nomura Holdings, Inc.	3,788,200	29,828,433
Otsuka Corp.	787,900	15,084,113
Sankyo Co., Ltd.	3,204,900	39,643,215
Sanwa Holdings Corp.	929,200	21,132,106
SCREEN Holdings Co., Ltd.	476,600	28,394,193
Shimamura Co., Ltd.	1,803,500	37,759,254
Ship Healthcare Holdings, Inc.	1,117,000	17,239,441
Sumitomo Corp.	475,000	17,774,058
Sumitomo Metal Mining Co., Ltd.	573,800	33,396,998
Suzuken Co., Ltd.	1,076,100	40,717,187
Taisei Corp.	236,100	24,460,372
TBS Holdings, Inc.	1,328,400	47,864,202
TOPPAN Holdings, Inc.	943,100	24,873,967
Toyota Tsusho Corp.	1,024,100	39,690,813
USS Co., Ltd.	2,279,700	23,979,731
Total		792,831,738
Kazakhstan 0.7%
Kaspi.KZ JSC, ADR(a)	339,533	25,149,209
Netherlands 10.0%
ASM International NV	83,131	63,009,374
ASR Nederland NV	791,741	54,508,876
ING Groep NV	2,939,706	76,305,010
Koninklijke Ahold Delhaize NV	825,921	38,462,477
Prosus NV, Class N(a)	1,215,336	56,264,673
Shell PLC	1,618,376	75,677,072
Total		364,227,482
Norway 1.6%
Norsk Hydro ASA	2,808,828	29,937,602
SalMar ASA	486,892	28,410,288
Total		58,347,890
Poland 1.8%
Powszechna Kasa Oszczednosci Bank Polski SA	2,849,219	67,395,401
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation —%
Lukoil PJSC(a),(c),(d),(e),(f)	133,228	—
Singapore 0.8%
Venture Corp., Ltd.	2,338,800	28,161,028
South Africa 0.7%
Impala Platinum Holdings Ltd.	1,818,554	25,863,429
South Korea 1.1%
Samsung Electronics Co., Ltd.	167,808	19,627,057
Youngone Corp.	404,147	21,537,135
Total		41,164,192
Spain 1.5%
Endesa SA	1,287,406	53,688,780
Sweden 0.5%
Telefonaktiebolaget LM Ericsson, ADR	1,582,424	17,833,919
Switzerland 2.0%
Landis+Gyr Group AG(a)	263,371	16,898,606
Nestlé SA, Registered Shares	151,390	14,850,004
Novartis AG, Registered Shares	263,165	40,394,364
Total		72,142,974
Taiwan 1.8%
Parade Technologies Ltd.	1,225,000	18,779,098
Taiwan Semiconductor Manufacturing Co., Ltd.	804,000	46,498,958
Total		65,278,056
United Arab Emirates 1.0%
Emaar Properties PJSC	11,711,223	38,324,250
United Kingdom 7.1%
AstraZeneca PLC	469,236	92,542,724
Endeavour Mining PLC	323,035	19,462,790
Imperial Brands PLC	773,353	31,357,775
JD Sports Fashion PLC	21,229,432	20,135,239
Marks & Spencer Group PLC	13,235,721	59,636,501
TP Icap Group PLC	9,801,674	35,520,316
Total		258,655,345
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 5.4%
ACADIA Pharmaceuticals, Inc.(a)	267,826	5,961,807
Burford Capital Ltd.	3,335,027	15,074,322
Energy Fuels, Inc.(a)	1,493,725	27,260,481
Galaxy Digital, Inc., Class A(a)	463,959	8,560,043
Jazz Pharmaceuticals PLC(a)	113,015	21,365,486
JBS NV, Class A(a)	1,708,753	30,689,204
Primo Brands Corp., Class A	3,450,332	64,969,752
Roche Holding Ag	59,303	23,667,284
Total		197,548,379
Total Common Stocks (Cost $2,990,294,218)		3,434,505,917

Exchange-Traded Equity Funds 3.4%
	Shares	Value ($)
United States 3.4%
iShares MSCI EAFE ETF	1,293,513	125,638,918
Total Exchange-Traded Equity Funds (Cost $134,094,883)		125,638,918

Preferred Stocks 1.0%
Issuer	Shares	Value ($)
South Korea 1.0%
Samsung Electronics Co., Ltd.	440,791	35,582,231
Total Preferred Stocks (Cost $24,522,106)		35,582,231

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(g),(h)	41,200,872	41,184,391
Total Money Market Funds (Cost $41,186,748)		41,184,391
Total Investments in Securities (Cost $3,190,097,955)		3,636,911,457
Other Assets & Liabilities, Net		14,907,026
Net Assets		$3,651,818,483
At March 31, 2026, securities and/or cash totaling $5,339,748 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
99,591,145 USD	86,582,000 EUR	Barclays	05/13/2026	685,299	—
29,509,653 USD	283,393,000 NOK	Barclays	05/13/2026	—	(249,331)
103,095,859 USD	81,205,000 CHF	Citi	05/13/2026	—	(1,061,775)
29,459,845 USD	275,761,000 SEK	Citi	05/13/2026	—	(266,317)
119,741,000 DKK	18,444,997 USD	HSBC	05/13/2026	—	(119,867)
17,626,818,000 JPY	110,829,124 USD	HSBC	05/13/2026	—	(656,463)
54,905,000 PLN	14,747,820 USD	HSBC	05/13/2026	—	(41,073)
303,923,000 CAD	222,046,813 USD	JPMorgan	05/13/2026	3,175,324	—
199,273,497 USD	150,046,000 GBP	Morgan Stanley	05/13/2026	—	(687,266)
99,953,405,000 KRW	66,784,756 USD	State Street	05/13/2026	264,865	—
948,553,000 TWD	29,670,097 USD	State Street	05/13/2026	116,003	—
144,074,452 USD	204,490,000 AUD	State Street	05/13/2026	—	(3,063,737)
38,024,000 NZD	22,152,022 USD	UBS	05/13/2026	269,654	—
37,769,000 SGD	29,571,025 USD	UBS	05/13/2026	105,578	—
Total				4,616,723	(6,145,829)

Columbia Variable Portfolio – Overseas Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2026 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Energy Fuels, Inc.	Morgan Stanley	USD	(5,451,275)	(2,987)	25.00	04/17/2026	(62,590)	(68,701)
NexGen Energy Ltd.	Morgan Stanley	USD	(5,355,720)	(4,617)	18.00	04/17/2026	(62,223)	(11,543)
Total							(124,813)	(80,244)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	133,228	10,912,642	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	18,075,634	265,842,011	(242,730,897)	(2,357)	41,184,391	(6,419)	189,147	41,200,872
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2026 (Unaudited)
Currency Legend (continued)
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Overseas Core Fund  | 2026

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1QT7018_(05/26)